Cover - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42781
Entity Registrant Name	RYOJBABA CO., LTD.
Entity Central Index Key	0002012600
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	4-3-1, Ohashi
Entity Address, Address Line Two	Minami-Ku
Entity Address, City or Town	Fukuoka-Shi
Entity Address, Country	JP
Entity Address, Postal Zip Code	815-0033
Title of 12(b) Security	Common Shares, no par value*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	11,550,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7143	5854
Auditor Name	GuzmanGray	TAAD LLP
Auditor Location	Costa Mesa, California	Diamond Bar, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4-3-1, Ohashi
Entity Address, Address Line Two	Minami-Ku
Entity Address, City or Town	Fukuoka-Shi
Entity Address, Country	JP
Entity Address, Postal Zip Code	815-0033
City Area Code	+81
Local Phone Number	(92) 553-0344
Contact Personnel Name	Ryoji Baba
Contact Personnel Email Address	Email: r.baba@ryojbaba.co.jp